Portfolio of Investments August 31, 2025
Minnesota Intermediate
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 91.8%
X 322,270,535 MUNICIPAL BONDS - 91.8%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 15.1%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000% 08/01/28 $ 129,025
1,160,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .000 06/15/37 893,891
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/31 100,133
1,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/36 950,465
190,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .000 07/01/30 190,150
710,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 710,212
195,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/26 195,010
300,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/27 300,030
370,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/28 370,032
645,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .500 08/01/36 645,264
230,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
4 .500 07/01/26 229,084
40,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 36,768
770,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
4 .000 11/01/26 768,757
975,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 891,693
1,000,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
4 .750 07/01/31 991,082
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/36 480,328
1,405,000 (a) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/32 1,405,933
1,160,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 1,160,990
1,040,000 Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2015
4 .000 12/01/28 1,041,258
2,800,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/32 2,804,952
655,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 631,489
1,600,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/33 1,610,299
2,380,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/41 2,512,833
815,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Gustavus Adolfus College, Series 2013-7W
4 .250 10/01/28 815,268
160,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2021
4 .000 03/01/31 169,042
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J
3 .250 03/01/29 1,250,353
1,235,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/31 1,275,365
700,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
3 .375 10/01/30 700,021
200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2021
4 .000 10/01/34 202,632

Portfolio of Investments August 31, 2025
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2015-8-G
5 .000% 12/01/28 $ 1,006,066
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3 .000 10/01/38 846,067
825,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .000 10/01/38 797,273
775,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4 .000 04/01/26 775,458
300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2013-7U
4 .000 04/01/27 300,197
750,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/34 754,229
850,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 851,708
1,250,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/40 1,275,252
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/41 941,505
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/47 1,000,387
705,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, Senior Series 2018, (AMT)
5 .000 11/01/26 718,212
980,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4 .000 12/01/30 979,962
1,060,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds, The
Concordia College Corporation Project, Series 2016
4 .000 12/01/32 1,038,240
860,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/34 831,674
70,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 63,282
710,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/38 705,588
3,005,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .250 09/01/31 3,034,872
200,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/38 185,853
325,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .000 09/01/31 322,922
885,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .000 07/01/35 877,339
595,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/33 595,149
160,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Saint Paul Conservatory for Performing
Artists Charter School Project, Series 2013A
4 .000 03/01/28 157,387
2,770,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/36 2,656,712
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 463,821
700,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/39 755,103
5,460,000 University of Minnesota, General Obligation Bonds, Series 2019A 5 .000 04/01/44 5,539,175
30,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
3 .750 06/01/26 29,755
10,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .500 06/01/36 8,830

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
4 .500% 06/01/35 $ 970,975
895,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/31 862,592
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 52,807,944
HEALTH CARE - 13.8%
3,370,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/29 3,380,837
1,140,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4 .000 04/01/29 1,144,350
1,040,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
4 .000 04/01/32 1,036,095
1,150,000 Crookston, Minnesota, Health Care Facilities Revenue Bonds,
RiverView Health Project, Refunding Series 2017A
4 .000 05/01/32 831,299
1,045,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/33 1,083,321
675,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/37 678,091
240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/35 244,614
1,400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/42 1,450,420
400,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/26 400,056
2,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
5 .000 09/01/28 2,002,270
495,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 503,494
405,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/32 410,802
470,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/37 451,519
1,500,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/38 1,408,051
3,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 2,796,054
595,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 630,364
1,100,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/29 1,103,770
2,200,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/33 2,204,604
2,390,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/35 2,443,405
2,850,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/36 2,899,139
1,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/41 1,038,605
2,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .000 01/01/44 1,996,802
2,060,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/29 2,268,457
1,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/33 1,138,839
1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/46 991,808
1,575,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 1,540,878

Portfolio of Investments August 31, 2025
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000% 05/01/39 $ 1,054,583
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 983,934
2,585,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5 .000 07/01/33 2,852,364
1,560,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/26 1,595,796
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/34 1,021,030
1,745,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 1,686,031
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 936,588
1,200,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5 .000 09/01/27 1,201,187
1,140,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5 .000 09/01/29 1,140,933
TOTAL HEALTH CARE 48,550,390
HOUSING/SINGLE FAMILY - 0.6%
60,000 Dakota County Community Development Agency, Minnesota,
Single Family Mortgage Revenue Bonds, Mortgage Backed
Securities Program, Series 2011A
4 .400 12/01/26 60,014
120,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2014C
3 .100 07/01/26 119,999
670,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1 .850 01/01/29 632,992
400,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
1 .900 07/01/29 380,785
1,000,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .600 07/01/40 996,917
TOTAL HOUSING/SINGLE FAMILY 2,190,707
INDUSTRIALS - 0.2%
625,000 Minneapolis, Minnesota, Limited Tax Supported Development
Revenue Bonds,  Common Bond Fund Series 2013-1
4 .000 06/01/28 625,467
TOTAL INDUSTRIALS 625,467
LONG-TERM CARE - 8.7%
250,000 Anoka, Minnesota, Housing Revenue Bonds, The Homestead at
Anoka, Inc. Project, Refunding Series 2017
5 .000 11/01/46 208,617
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. - Orchard Path Project,
Refunding Series 2018
4 .250 09/01/38 906,775
865,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5 .000 09/01/35 880,170
750,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
5 .250 03/01/34 755,870
800,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5 .000 05/01/35 807,038
300,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/34 327,889
315,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/35 339,668
335,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/36 356,761
280,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/37 295,961

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000% 09/01/29 $ 97,709
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/30 96,738
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/31 95,365
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/32 93,903
155,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/33 143,207
100,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/34 90,803
815,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6 .000 08/01/33 815,312
325,000 City of Vergas, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Refunding Series 2016
4 .000 08/01/31 299,975
235,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2017
4 .450 03/01/31 232,673
200,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2018
4 .500 09/01/33 193,938
680,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
4 .600 01/01/27 669,731
500,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .000 01/01/34 449,257
1,000,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/43 980,465
2,385,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3 .875 08/01/29 2,367,076
1,100,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/36 1,088,115
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4 .200 05/01/35 429,999
200,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4 .000 07/01/32 193,486
100,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
3 .750 05/01/34 89,080
425,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
4 .750 11/01/28 425,015
750,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 671,010
775,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
3 .875 08/01/26 767,495
805,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4 .000 08/01/27 790,872
2,000,000 Rochester, Minnesota, Health Care and Housing Revenue Bonds,
Samaritan Bethany, Inc. Project, Refunding Series 2017A
4 .000 08/01/30 1,899,798
405,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
4 .000 07/01/33 389,735
1,000,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4 .350 06/01/36 915,047
2,190,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .000 05/01/33 2,132,652
1,015,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/26 1,033,373

Portfolio of Investments August 31, 2025
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,575,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000% 12/01/36 $ 1,607,406
160,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3 .100 11/01/31 146,294
625,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
3 .150 11/01/32 561,263
550,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3 .700 09/01/28 545,370
350,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3 .800 09/01/29 347,253
565,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
3 .900 09/01/30 559,418
320,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .125 09/01/34 308,713
685,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/27 694,067
2,295,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 1,950,369
60,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2 .700 03/01/26 58,958
335,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds,
Duluth Health Services Project, Refunding Series 2020
2 .950 03/01/28 315,610
175,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .000 08/01/27 173,101
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .125 08/01/28 296,286
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .250 08/01/29 295,719
225,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
3 .375 08/01/30 221,075
TOTAL LONG-TERM CARE 30,411,480
TAX OBLIGATION/GENERAL - 30.8%
355,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5 .000 02/01/40 374,979
530,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5 .000 02/01/41 553,826
280,000 Alexandria, Minnesota, General Obligation Bonds, Tax
Abatement Series 2024A
5 .000 02/01/42 289,367
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/34 1,275,625
1,405,000 Benson Independent School District 777, Minnesota, General
Obligation Bonds, School Building Series 2018A
4 .000 02/01/32 1,429,512
3,280,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/30 3,339,063
1,000,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/33 1,011,786
2,145,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/35 2,161,232
1,720,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/37 1,725,369
2,000,000 Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding
Series 2014A - BAM Insured
4 .000 11/01/28 2,000,670

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,515,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000% 02/01/42 $ 1,438,843
1,450,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/45 1,334,110
1,270,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/30 1,067,383
2,590,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
5 .000 02/01/38 2,773,757
2,460,000 Forest Lake, Washington County, Minnesota, General Obligation
Bonds, Series 2019A
4 .000 02/01/32 2,556,054
1,725,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/43 1,773,722
1,485,000 Goodhue Independent School District 253, Minnesota, General
Obligation Bonds, School Building Series 2019A
4 .000 02/01/30 1,520,970
1,345,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0 .000 02/01/28 1,248,305
2,000,000 Hennepin County Regional Railroad Authority, Minnesota,
General Obligation Bonds, Limited Tax Series 2019A
5 .000 12/01/37 2,080,143
5,295,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2021A
5 .000 12/01/33 5,911,550
2,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/43 2,096,742
1,555,000 Independent School District No. 2397, Minnesota, General
Obligation Bonds, School Building Le Sueur-Henderson Series
2022A
5 .000 02/01/35 1,686,558
1,200,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/37 1,277,820
1,000,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 1,039,047
210,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/35 217,855
330,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/39 331,008
2,595,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long-Term Facilities
Maintenance Series 2017B
4 .000 02/01/32 2,649,935
1,480,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/33 1,496,254
500,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/35 502,513
3,520,000 (b) Minneapolis, Minnesota, General Obligation Bonds, Series 2025 5 .000 12/01/38 3,846,554
5,100,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
4 .000 09/01/38 5,070,104
5,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/31 5,663,588
210,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/38 225,394
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/44 514,646
225,000 (b) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .000 01/01/41 237,049
300,000 (b) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .000 01/01/42 313,703
400,000 (b) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .000 01/01/43 415,385

Portfolio of Investments August 31, 2025
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,050,000 North Branch Independent School District 138, Chisago County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000% 02/01/30 $ 2,096,963
850,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3 .375 02/01/35 837,710
1,500,000 Osseo Independent School District 279 Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018B
4 .000 02/01/34 1,516,497
3,680,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5 .000 02/01/40 3,931,703
1,565,000 Pequot Lakes Independent School District 186, Minnesota,
General Obligation Bonds, School Building Series 2025A
5 .000 02/01/43 1,629,587
1,035,000 Perham Dent Independent School District 549, Minnesota,
General Obligation Bonds, School Building Series 2016A
3 .000 02/01/30 1,034,983
880,000 Plainview-Elgin-Millville Independent School District 2899,
Minnesota, General Obligation Bonds, School Building Series
2019A
4 .000 02/01/32 905,872
2,665,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4 .000 02/01/41 2,606,205
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3 .000 02/01/30 1,255,442
2,380,000 Rosemount, Minnesota, General Obligation Bonds, Street
Reconstruction & Capital Improvement Plan, Series 2023A
4 .000 02/01/45 2,173,889
4,535,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 4,584,877
1,070,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/40 1,125,469
1,100,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Series 2015A
4 .000 02/01/30 1,101,068
1,145,000 Saint Louis County, Minnesota, General Obligation Bonds,
Transportation Sales & Use Tax Series 2025A
5 .000 12/01/37 1,260,128
1,075,000 Saint Louis Park Independent School District 283, Hennepin
County, Minnesota, General Obligation Bonds, School Building
Series 2022A
5 .000 02/01/37 1,139,297
1,225,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3 .200 02/01/32 1,226,674
435,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/43 452,541
1,700,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/39 1,692,432
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/31 1,349,781
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/35 2,034,697
5,215,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Refunding Facilities
Maintenance Series 2024A
4 .000 02/01/42 4,844,777
2,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4 .000 02/01/29 2,010,513
915,000 Southland Independent School District 500, Minnesota, General
Obligation Bonds, School Building Series 2019A
4 .000 02/01/31 932,179
975,000 Todd Morrison and Stern Counties, Minnesota, Independent
School District, General Obligation Bonds, Facilities Maintenance
and Refunding Series 2024A
5 .000 02/01/35 1,063,205

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,415,000 Watertown-Mayer Independent School District 111, Carver,
Hennepin and Wright Counties, Minnesota, General Obligation
Bonds, School Building Series 2020A
0 .000% 02/01/31 $ 1,978,553
TOTAL TAX OBLIGATION/GENERAL 108,235,463
TAX OBLIGATION/LIMITED - 11.2%
1,485,000 Commissioner of Iron Range Resource and Rehabilitation,
Minnesota, Educational Facilities Revenue Bonds, Series 2023A
5 .000 10/01/42 1,548,299
55,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4 .000 12/15/37 50,205
2,570,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .000 02/01/37 2,591,027
1,000,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, Certificates of Participation, Full Term Series 2017C
4 .000 02/01/30 1,029,878
500,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy
Tower Project, Series 2015
5 .000 03/01/29 500,200
2,000,000 Minnesota Department of Iron Range Resource and
Rehabilitation, Revenue Bonds, Series 2024A
5 .000 10/01/43 2,089,937
960,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/34 978,401
3,105,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020B
4 .000 08/01/32 3,247,392
205,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/37 181,034
3,295,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/39 3,220,616
2,385,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/40 2,246,483
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/42 2,057,568
1,375,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/43 1,416,501
1,185,000 Minnesota Housing Finance Agency, Nonprofit Housing Bonds,
State Appropriation Series 2011
5 .250 08/01/27 1,191,516
445,000 New London Economic Development Authority, Minnesota,
Public Project Lease Revenue Bonds, SWWC Service Cooperative
Lease With Option to Purchase Project, Series 2023
5 .000 02/01/27 454,303
470,000 New London Economic Development Authority, Minnesota,
Public Project Lease Revenue Bonds, SWWC Service Cooperative
Lease With Option to Purchase Project, Series 2023
5 .000 02/01/28 486,104
605,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015B
3 .125 02/01/29 605,165
350,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015B
3 .250 02/01/30 350,071
1,045,000 Otsego Economic Development Authority, Minnesota, Lease
Revenue Bonds, Series 2024A
4 .000 02/01/42 959,965
1,215,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5 .000 04/01/30 1,293,717
630,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/30 631,140
725,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
4 .000 02/01/38 710,441
1,685,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .250 02/01/33 1,684,834
290,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2020C
3 .000 02/01/36 268,480
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/37 1,095,116
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/38 541,918
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/39 1,071,327

Portfolio of Investments August 31, 2025
(continued)
Minnesota Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,500,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5 .000% 11/01/42 $ 2,596,700
3,500,000 Virginia Housing and Redevelopment Authority, Minnesota,
Health Care Facility Lease Revenue Bonds, Refunding Series
2018A
4 .000 10/01/29 3,500,341
280,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/32 276,389
250,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/34 240,982
175,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/38 157,976
TOTAL TAX OBLIGATION/LIMITED 39,274,026
TRANSPORTATION - 7.6%
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/33 1,067,915
1,250,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/28 1,314,355
1,735,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/30 1,848,203
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/32 1,050,388
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 985,604
3,580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 3,483,619
1,050,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/34 1,072,748
1,130,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/41 1,136,366
2,980,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/29 3,193,697
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/32 1,094,616
2,325,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/33 2,518,008
855,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/35 906,785
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 2,016,133
3,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .000 01/01/43 2,990,164
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5 .250 12/01/41 1,056,488
1,020,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Parking Enterprise Revenue Bonds, Refunding Series 2025A
5 .250 12/01/42 1,049,085
TOTAL TRANSPORTATION 26,784,174

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 3.8%
$ 475,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4 .000% 12/01/28 $ 475,600
495,000 Brainerd, Minnesota, Electric Utility Revenue Bonds, Series
2014A
4 .000 12/01/29 495,571
250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .250 07/01/42 257,571
580,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5 .000 12/01/25 580,996
670,000 Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding
Series 2012A
5 .000 12/01/26 671,085
100,000 Luverne, Minnesota, Electric Revenue Bonds, Series 2018A 4 .000 12/01/33 101,679
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2014
5 .000 10/01/29 501,776
500,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2014
5 .000 10/01/30 501,775
750,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2015E
3 .000 12/01/29 750,708
1,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/33 1,029,544
1,070,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4 .000 10/01/40 922,091
100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3 .000 10/01/27 99,995
1,620,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/42 1,642,757
500,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4 .000 12/01/37 494,008
2,500,000 Southern Minnesota Municipal Power Agency Power Supply
System Revenue Bonds, Series 2015A
4 .000 01/01/30 2,512,157
1,335,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Refunding Series 2015A
5 .000 01/01/31 1,345,808
1,000,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Refunding Series 2015A
5 .000 01/01/33 1,007,763
TOTAL UTILITIES 13,390,884
TOTAL MUNICIPAL BONDS
(Cost $328,034,095) 322,270,535
TOTAL LONG-TERM INVESTMENTS
(Cost $328,034,095) 322,270,535
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  6.4%
X 22,395,000 MUNICIPAL BONDS - 6.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 2.1%
$ 7,350,000 (c),(d) Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Variable Rate Demand Obligation Series 1997B
2 .730 12/01/27 $ 7,350,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,350,000
HEALTH CARE - 3.7%
2,000,000 (c),(d) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
3 .950 11/15/48 2,000,000
7,000,000 (c),(d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
2 .650 11/15/38 7,000,000
2,225,000 (c),(d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025C
3 .250 11/15/64 2,225,000
1,700,000 (c),(d) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
3 .100 11/15/64 1,700,000
TOTAL HEALTH CARE 12,925,000
HOUSING/SINGLE FAMILY - 0.4%
1,400,000 (c),(d) Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2017F
2 .730 01/01/41 1,400,000
TOTAL HOUSING/SINGLE FAMILY 1,400,000

Portfolio of Investments August 31, 2025
(continued)
Minnesota Intermediate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 0.2%
$ 220,000 (c),(d) Hennepin County, Minnesota, General Obligation Bonds, Series
2017B
2 .690% 12/01/41 $ 220,000
500,000 (c),(d) Hennepin County, Minnesota, General Obligation Bonds,
Variable Rate Series 2018B
2 .700 12/01/38 500,000
TOTAL TAX OBLIGATION/GENERAL 720,000
TOTAL MUNICIPAL BONDS
(Cost $22,395,000) 22,395,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,395,000) 22,395,000
TOTAL INVESTMENTS - 98.2%
(Cost $350,429,095) 344,665,535
OTHER ASSETS & LIABILITIES, NET - 1.8% 6,184,132
NET ASSETS - 100% $ 350,849,667
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $7,431,097 or 2.2% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Minnesota Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 322,270,535 $ – $ 322,270,535
Short-Term Investments:
Municipal Bonds – 22,395,000 – 22,395,000
Total $ – $ 344,665,535 $ – $ 344,665,535

Portfolio of Investments August 31, 2025
Minnesota
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.7%
X 615,536,046 MUNICIPAL BONDS - 94.7%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 15.9%
$ 130,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .250% 08/01/46 $ 103,863
290,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 258,498
3,500,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,240,822
100,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/36 95,047
2,000,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/47 1,652,277
675,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 675,202
250,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/40 249,999
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 484,867
3,000,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 2,638,994
1,025,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,024,959
1,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 934,181
100,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 91,919
5,350,000 Ham Lake, Minnesota Charter School Lease Revenue Bonds,
Parnassus Preparatory School Project, Series 2016A
5 .000 11/01/47 4,855,000
490,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 490,259
1,000,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 1,000,154
525,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 480,142
4,150,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/46 3,479,225
1,415,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/51 956,859
1,450,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 1,246,161
410,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/40 336,741
100,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5 .000 07/01/55 70,739
415,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 415,354
3,815,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/43 3,815,201
1,260,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 1,260,095
2,345,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/37 2,260,825
2,200,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Bethel University, Refunding Series 2017
5 .000 05/01/47 1,898,217
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Refunding Series 2017
4 .000 03/01/37 991,155
5,135,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/48 5,250,384
3,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Carleton College, Series 2023
5 .000 03/01/53 3,049,073

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
College of Saint Scholastica, Inc., Refunding Series 2019
4 .000% 12/01/40 $ 420,096
125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2021
4 .000 03/01/35 127,564
155,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2021
4 .000 03/01/36 157,073
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2021
4 .000 03/01/37 100,701
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Series 201528J
3 .250 03/01/30 1,000,223
675,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Catherine University, Refunding Series 2018A
5 .000 10/01/45 624,246
350,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5 .000 10/01/33 350,476
385,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2015-8I
5 .000 10/01/34 385,504
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint John's University, Series 2021
4 .000 10/01/32 512,937
2,300,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/34 2,308,528
975,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2016-8-N
4 .000 10/01/35 977,040
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
3 .000 10/01/38 846,067
2,820,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Saint Olaf College, Series 2021
4 .000 10/01/50 2,357,015
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .000 10/01/38 966,392
575,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
4 .125 10/01/41 541,365
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Green Series 2022A
5 .000 10/01/47 2,000,774
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2016-8L
5 .000 04/01/27 1,014,470
100,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2017A
4 .000 10/01/36 100,201
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
4 .000 10/01/31 1,024,765
2,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2019
5 .000 10/01/40 2,040,403
2,125,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/39 2,185,816
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .000 10/01/40 472,331
500,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 461,717
1,490,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 1,375,918
4,170,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2024A
5 .000 10/01/49 4,162,833
645,000 Minnesota Office of Higher Education, Supplemental Student
Loan Program Revenue Bonds, 2020 Senior Series, (AMT)
2 .650 11/01/38 597,649
1,130,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/44 946,399
155,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 120,294
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 915,952
1,600,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
4 .000 12/01/49 1,234,368
240,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500 07/01/38 238,509

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 685,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School Project,
Series 2017A
5 .500% 07/01/52 $ 618,013
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 2,175,869
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 999,275
500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 500,158
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5 .000 12/01/55 2,785,062
1,000,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/48 850,229
1,615,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School Project,
Series 2018A
5 .000 06/15/53 1,339,884
730,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Refunding Series 2021A
4 .000 09/01/31 721,515
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 1,610,440
625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .300 07/01/45 586,997
1,030,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities Academy
Project, Series 2015A
5 .375 07/01/50 956,187
1,230,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/49 1,065,778
2,620,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School Project, Series 2019
5 .000 07/01/55 2,210,830
420,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/33 420,105
1,450,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,296,937
2,135,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .000 10/01/41 1,919,437
380,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen
Academy Project, Series 2016A
5 .125 10/01/48 326,149
1,595,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5 .000 06/15/54 1,356,857
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000 12/01/43 463,821
500,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .125 12/01/49 453,544
1,750,000 University of Minnesota, General Obligation Bonds, Refunding
Series 2024A
5 .000 01/01/43 1,829,953
3,505,000 University of Minnesota, General Obligation Bonds, Series 2019A 5 .000 04/01/44 3,555,826
20,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .750 06/01/46 15,789
2,000,000 (a) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .250 06/01/45 1,813,582

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 300,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000% 07/01/31 $ 289,137
660,000 Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A
4 .000 07/01/51 464,121
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 103,499,333
HEALTH CARE - 17.2%
500,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/32 498,494
2,000,000 Chippewa County, Minnesota, Gross Revenue Hospital Bonds,
Montevideo Hospital Project, Refunding Series 2016
4 .000 03/01/37 1,870,437
280,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
3 .000 04/01/26 278,304
485,000 City of Plato, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2017
5 .000 04/01/41 470,482
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/37 511,488
580,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 523,978
13,115,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/48 12,955,584
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 2,920,060
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 998,117
2,590,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/58 2,554,188
400,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/34 409,914
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/38 173,578
175,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
4 .000 06/15/39 170,583
570,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2021A
3 .000 06/15/44 444,116
450,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/38 445,461
1,250,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 1,273,650
500,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/27 500,081
760,000 Glencoe, Minnesota, Health Care Facilities Revenue Bonds,
Glencoe Regional Health Services Project, Series 2013
4 .000 04/01/31 759,748
1,000,000 Maple Grove, Minnesota, Health Care Facilities Revenue
Refunding Bonds, North Memorial Health Care, Series 2015
4 .000 09/01/35 946,683
425,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/31 432,293
430,000 Maple Grove, Minnesota, Health Care Facility Revenue Bonds,
North Memorial Health Care, Series 2017
5 .000 05/01/32 436,160
2,725,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/37 2,617,849
10,360,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/39 9,655,707

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000% 11/15/40 $ 923,977
525,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
5 .000 11/15/26 526,812
485,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2015A
4 .000 11/15/40 426,743
1,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/35 1,022,345
3,465,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,817,440
2,000,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/41 2,077,211
1,250,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Children's
Health Care, Series 2025
5 .000 08/15/43 1,278,522
4,660,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .250 01/01/47 4,719,228
6,415,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, HealthPartners Obligated
Group, Series 2024
5 .250 01/01/54 6,402,982
2,600,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Refunding Series 2016B
5 .000 11/15/36 2,949,810
2,500,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 2,507,321
4,895,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2016A
5 .000 05/01/46 4,854,899
9,410,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 9,206,135
2,500,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
4 .000 05/01/50 2,107,447
3,450,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2024
5 .000 05/01/54 3,395,077
4,075,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 4,009,532
5,645,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2025
5 .000 07/01/32 6,230,592
2,135,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 2,222,818
600,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/36 573,562
640,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/37 599,417
2,830,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 2,360,400
2,500,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,412,734
1,100,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 1,100,365
1,980,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
4 .000 09/01/31 1,980,003
1,410,000 Shakopee, Minnesota, Health Care Facilities Revenue Bonds,
Saint Francis Regional Medical Center, Refunding Series 2014
5 .000 09/01/34 1,410,320
1,900,000 Wadena, Minnesota, Revenue Bonds, Wadena Cancer Center
Project, Series 2024A
5 .000 12/01/45 1,900,332
TOTAL HEALTH CARE 111,862,979

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 0.3%
$ 2,285,000 Rochester, Minnesota, Multifamily Housing Revenue Bonds,
Essex Place Apartments Project, Series 2012A
3 .750% 06/01/29 $ 2,285,334
TOTAL HOUSING/MULTIFAMILY 2,285,334
HOUSING/SINGLE FAMILY - 1.1%
35,000 Minneapolis-Saint Paul Housing Finance Board, Minnesota,
Single Family Mortgage Revenue Bonds, City Living Series
2007A-2, (AMT)
5 .520 03/01/41 35,036
365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2016A, (AMT)
3 .200 01/01/33 338,160
370,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020A, (AMT)
1 .700 07/01/26 363,924
220,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1 .625 01/01/26 218,482
205,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020D, (AMT)
1 .650 07/01/26 201,512
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .100 07/01/26 450,337
460,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020H, (AMT)
1 .350 07/01/27 438,671
380,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .550 01/01/28 360,471
390,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .600 07/01/28 369,539
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .750 01/01/29 446,946
485,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .800 07/01/29 441,507
245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .900 01/01/30 219,856
240,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021A, (AMT)
1 .950 07/01/30 212,725
100,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2024L
4 .150 07/01/38 97,190
1,385,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .850 07/01/45 1,369,520
1,355,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .900 07/01/48 1,341,914
TOTAL HOUSING/SINGLE FAMILY 6,905,790
INDUSTRIALS - 0.3%
2,250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 2,102,978
TOTAL INDUSTRIALS 2,102,978
LONG-TERM CARE - 7.3%
2,090,000 Anoka, Minnesota, Health Care and Housing Facility Revenue
Bonds, The Homestead at Anoka, Inc. Project, Series 2014
5 .125 11/01/49 1,732,236
225,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project,
Series 2021
4 .000 09/01/26 225,154
240,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project,
Series 2021
4 .000 09/01/28 241,004
270,000 Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project,
Series 2021
4 .000 09/01/31 266,862
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. - Orchard Path Project,
Refunding Series 2018
5 .000 09/01/43 931,605
475,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds, PHS
Apple Valley Senior Housing, Inc. Orchard Path Phase III Project,
Series 2025A
5 .375 09/01/45 459,479
1,000,000 Bethel, Minnesota, Housing and Health Care Facilities Revenue
Bonds, Ecumen Obligated Group Series 2024A
6 .125 03/01/49 921,610

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,500,000 Brainerd, Minnesota, Senior Housing and Healthcare Revenue
Bonds, Pinecrest of Country Manor Project, Series 2025A
5 .500% 05/01/45 $ 2,370,271
1,165,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/44 1,169,903
1,000,000 Center City, Minnesota, Health Care Facilities Revenue Bonds,
Hazelden Betty Ford Foundation Project, Series 2025B
5 .000 11/01/47 974,745
500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/44 421,648
1,500,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
5 .000 09/01/52 1,173,146
1,500,000 Chisago City, Minnesota, Housing and Health Care Revenue
Bonds, CDL Homes, LLC Project, Series 2013B
6 .000 08/01/43 1,458,200
1,500,000 City of West Saint Paul, Minnesota Housing and Health Care
Facilities Revenue Refunding Bonds, Walker Westwood Ridge
Campus Project, Series 2017
5 .000 11/01/49 1,281,945
250,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
3 .400 08/01/36 199,004
700,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/41 523,357
200,000 Cloquet, Minnesota, Housing Facilities Revenue Bonds, HADC
Cloquet LLC Project, Refunding Series 2021
4 .000 08/01/48 132,959
1,180,000 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds,
Assumption Home, Inc., Refunding Series 2013
5 .200 03/01/43 1,039,068
575,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/40 469,191
1,175,000 Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield
Senior Housing, Inc., Refunding Series 2015
5 .250 01/01/46 887,487
500,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/43 490,232
1,250,000 Cuyuna Range Hospital District, Minnesota, Health Care Facilities
Revenue Bonds, Crosby Senior Service Care Center, Series 2023
5 .500 05/01/48 1,185,412
1,195,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 1,056,033
500,000 Dennison, Minnesota, Senior Housing Revenue Bonds, Villages
of Lonsdale, LLC Project, Series 2019
4 .600 05/01/44 364,589
400,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
4 .100 07/01/34 381,568
1,250,000 Maple Plain, Minnesota Senior Housing and Healthcare Revenue
Bonds, Haven Homes, Inc. Project, Series 2019
5 .000 07/01/54 1,052,838
200,000 Mapleton, Minnesota, Healthcare Facility Revenue Bonds,
Mapleton Community Home, Refunding Series 2019
4 .000 05/01/39 163,642
1,500,000 Minneapolis, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Ecumen Abiitan Mill City Project,  Series 2015
5 .250 11/01/45 1,342,020
300,000 Morris, Minnesota, Health Care Facilities Revenue Bonds,
Farmington Health Services Project, Refunding Series 2019
3 .400 08/01/28 289,047
2,000,000 North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly
Gardens Project, Refunding Series 2016
5 .000 10/01/47 1,825,217
1,285,000 Saint Joseph, Minnesota, Senior Housing and Healthcare
Revenue Bonds, Woodcrest of Country Manor Project, Series
2019 A
5 .000 07/01/55 1,093,589
2,000,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016B
4 .900 06/01/49 1,652,144
25,000 Saint Louis Park, Minnesota, Health Care Facilities Revenue
Bonds, Mount Olivet Careview Home Project, Series 2016C
3 .150 06/01/28 24,245
1,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Revenue Bonds, Rossy & Richard Shaller Family Sholom East
Campus, Series 2018
5 .000 10/01/43 857,412
4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota
Senior Housing and Health Care Revenue Bonds, Carondelet
Village Project, Series 2016A
5 .000 12/01/41 3,874,841

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000% 12/01/29 $ 1,244,129
300,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/30 319,113
1,750,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Revenue Bonds, Amherst H. Wilder Foundation Project,
Refunding Series 2020A
5 .000 12/01/36 1,786,007
450,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/34 414,124
1,015,000 (a) Saint Paul Housing and Redevelopment Authority, Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Church Homes Project, Refunding Senior Series 2021A
4 .000 11/01/42 802,327
400,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .000 09/01/32 391,040
500,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .100 09/01/33 487,879
315,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .200 09/01/36 294,788
300,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
4 .250 09/01/37 277,820
1,000,000 Saint Paul Park, Minnesota, Senior Housing and Health Care
Revenue Bonds, Presbyterian Homes Bloomington Project,
Refunding Series 2017
5 .000 09/01/42 944,137
600,000 Sartell, Minnesota, Health Care and Housing Facilities Revenue
Bonds, Country Manor Campus LLC Project, Series 2022A
5 .000 09/01/35 590,602
2,295,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 1,950,369
650,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 603,104
5,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/54 4,540,324
TOTAL LONG-TERM CARE 47,177,466
TAX OBLIGATION/GENERAL - 24.4%
1,355,000 Anoka-Hennepin Independent School District 11, Coon Rapids,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,027,846
2,105,000 Bemidji, Minnesota, General Obligation Bonds, Refunding Sales
Tax Series 2017A - AGM Insured
4 .000 02/01/29 2,179,161
5,000,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/49 5,108,062
5,630,000 Bird Island-Olivia-Lake Lillian Independent School District 2534,
Minnesota, General Obligation Bonds, School Building Series
2024A
5 .000 02/01/54 5,717,408
200,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 192,231
3,600,000 Brainerd Independent School District 181, Crow Wing County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/43 3,365,686
1,090,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/36 1,094,670
1,880,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/38 1,883,670
2,715,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/41 2,649,076

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,260,000 Brooklyn Center Independent School District 286, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000% 02/01/42 $ 2,146,394
3,000,000 Carlton County, Minnesota, General Obligation Bonds,
Minnesota State Credit Enhancement Program Series 2022A
4 .000 02/01/47 2,655,704
1,160,000 Chisago Lakes, Minnesota, Independent School District 2144,
General Obligation Bonds, School Building Series 2017A
3 .000 02/01/32 1,161,516
1,050,000 Cold Spring, Minnesota, General Obligation Bonds, Capital
Improvement Plan Series 2024A - BAM Insured
4 .000 02/01/54 886,554
625,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/40 614,599
3,605,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A -
BAM Insured
4 .000 02/01/48 3,190,405
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/31 1,175,832
1,145,000 Dawson-Boyd Independent School District 378, Yellow Medicine
County, Minnesota, General Obligation Bonds, School Building
Series 2019A
4 .000 02/01/32 1,169,775
1,225,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/44 1,135,834
500,000 Dover-Eyota Independent School District 533, Minnesota,
General Obligation Bonds, School Building   Facilities
Maintenance Series 2023A
4 .000 02/01/45 460,038
1,325,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/31 1,059,914
1,480,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/32 1,122,944
535,000 Duluth Independent School District 709, Saint Louis County,
Minnesota, General Obligation Bonds, Capital Appreciation
Series 2021C
0 .000 02/01/33 383,900
1,115,000 Edgerton Independent School District 581, Minnesota, General
Obligation Bonds, School Building Series 2024A
4 .000 02/01/43 1,031,872
480,000 Fridley, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2017
3 .250 02/01/34 470,489
1,090,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/41 1,132,570
2,450,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/48 2,480,747
700,000 Greenway Independent School District 316, Itasca County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2019F
0 .000 02/01/30 604,871
705,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 729,328
2,000,000 Hennepin County, Minnesota, General Obligation Bonds,
Refunding Series 2022B
5 .000 12/01/39 2,139,706
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2020C
5 .000 12/15/38 3,137,913
1,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2020A
5 .000 12/01/36 1,076,216
3,000,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/42 3,163,356
7,755,000 Hennepin County, Minnesota, General Obligation Bonds, Series
2024A
5 .000 12/01/43 8,130,117
1,935,000 Independent School District No. 115, Cass Lake-Bena Public
Schools, Minnesota, Cass Beltrami and Hubbard Counties,
General Obligation School Building Bonds, Series 2023A
5 .000 02/01/37 2,070,292
1,145,000 Independent School District No. 2397, Minnesota, General
Obligation Bonds, School Building Le Sueur-Henderson Series
2022A
5 .000 02/01/36 1,233,096

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 600,000 Jordan Independent School District 717, Scott County,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000% 02/01/38 $ 630,792
1,585,000 Kerkoven, Murdock, and Sunburg Independent School District
775, Swift County, Minnesota, General Obligation Bonds, School
Building Series 2024A
5 .000 02/01/41 1,680,318
500,000 La Crescent-Hokah Independent School District 300, Houston
and Winona Counties, Minnesota, General Obligation Bonds,
School Building & Maintenance Series 2019A
4 .000 02/01/30 511,414
660,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
3 .600 01/01/35 646,479
500,000 Madison, Minnesota, General Obligation Bonds, Refunding
Series 2015A - AGM Insured
4 .000 01/01/45 450,439
1,315,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/38 1,321,808
3,500,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 3,055,525
1,590,000 Medicine Lake, Minnesota, General Obligation Bonds, Series
2024A
5 .000 02/01/54 1,410,786
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Building Series 2023A
5 .000 02/01/43 1,488,582
2,645,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/43 2,753,357
2,780,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, Long Term Facilities
Maintenance Series 2023B
5 .000 02/01/44 2,886,407
1,430,000 Minneapolis Special School District 1, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series
2022A
5 .000 02/01/43 1,476,871
2,195,000 Minneapolis, Minnesota, General Obligation Bonds,
Improvement & Various Purpose Series 2018
4 .000 12/01/35 2,206,034
2,000,000 Minneapolis, Minnesota, General Obligation Bonds, Series 2023 5 .000 12/01/39 2,120,374
5,000,000 Minnesota State, General Obligation Bonds, State Trunk Highway
Series 2024B
5 .000 08/01/26 5,124,164
2,975,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 08/01/35 3,119,531
4,705,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 09/01/30 5,277,703
2,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/41 2,125,624
7,500,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/44 7,844,672
325,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/40 342,411
500,000 Minnetonka Independent School District 276, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2023B
5 .000 02/01/42 519,785
300,000 (b) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .250 01/01/46 312,970
340,000 (b) Minnetonka Independent School District 276, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2025D
5 .250 01/01/47 353,807
1,290,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/43 1,038,805
1,100,000 Moorhead Independent School District 152, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2020A
3 .000 02/01/44 875,915
1,250,000 Mounds View Independent School District 621, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/42 1,228,846
2,000,000 North Saint Paul-Maplewood-Oakdale Independent School
District 622, Ramsey County, Minnesota, General Obligation
Bonds, Facilities Maintenance Series 2018A
3 .375 02/01/35 1,971,081

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 530,000 Pillager Independent School District 116, Cass and Morrison
Counties, Minnesota, General Obligation Bonds, School Building
Series 2019A
3 .000% 02/01/33 $ 524,037
1,245,000 Ramsey County, Minnesota, General Obligation Bonds, Capital
Improvement Plan, Series 2023B
4 .000 02/01/40 1,234,382
1,795,000 Red Lake County, Minnesota, General Obligation School Building
Bonds, Independent School District No. 2906, Series 2022A
4 .000 02/01/38 1,797,829
4,000,000 Richfield Independent School District 280, Hennepin County,
Minnesota, General Obligation Bonds, School Buildings Series
2018A
4 .000 02/01/40 3,978,827
1,250,000 Robbinsdale Independent School District 281, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
3 .000 02/01/30 1,255,442
4,000,000 Roseville Independent School District 623, Ramsey County,
Minnesota, General Obligation Bonds, School Building Series
2018A
4 .000 02/01/34 4,043,993
1,020,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
5 .000 02/01/39 1,080,881
1,285,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/42 1,204,766
1,700,000 Russell-Tyler-Ruthton Public Schools Independent School District
2902, Minnesota, General Obligation Bonds, Series 2019A
4 .000 02/01/31 1,781,401
800,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022B
4 .000 02/01/43 742,512
1,000,000 Saint James Independent School District 840, Minnesota,
General Obligation Bonds, School Building Series 2015B
4 .000 02/01/45 904,189
1,340,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/28 1,349,462
1,400,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
4 .000 02/01/30 1,409,319
1,885,000 Saint Michael Independent School District 885, Wright County,
Minnesota, General Obligation Bonds, School Building Series
2017A
3 .200 02/01/32 1,887,575
465,000 Sartell Independent School District 748, Stearns County,
Minnesota, General Obligation Bonds, School Building Series
2025A
5 .000 02/01/42 486,448
1,840,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/41 1,775,922
1,180,000 Sartell, Minnesota, General Obligation Bonds, Series 2022A 4 .000 02/01/43 1,098,398
250,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/33 253,625
425,000 Shakopee Independent School District 720, Scott County,
Minnesota, General Obligation Bonds, Capital Facilities Series
2020A
4 .000 02/01/34 429,674
2,500,000 Sibley East Independent School District 2310, Sibley, Minnesota,
General Obligation Bonds, School Building Series 2015A
4 .000 02/01/40 2,488,328
1,330,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/31 1,349,781
670,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2018A
4 .000 02/01/33 677,116
1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/34 1,023,692
2,030,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2022A
4 .000 02/01/35 2,065,218

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 South Washington County Independent School District 833,
Minnesota, General Obligation Bonds, School Building Series
2016A
4 .000% 02/01/29 $ 1,005,256
825,000 Waconia Independent School District, Minnesota, General
Obligation Bonds, School Building Series 2015B
3 .000 02/01/28 825,092
1,315,000 Waseca Independent School District 829, Steele, Rice, and
Waseca Counties, Minnesota, General Obligation Bonds, School
Building Series 2015A
4 .000 02/01/27 1,323,842
TOTAL TAX OBLIGATION/GENERAL 158,553,299
TAX OBLIGATION/LIMITED - 11.6%
1,970,000 Commissioner of Iron Range Resource and Rehabilitation,
Minnesota, Educational Facilities Revenue Bonds, Series 2023A
5 .000 10/01/40 2,085,238
2,515,000 Commissioner of Iron Range Resource and Rehabilitation,
Minnesota, Educational Facilities Revenue Bonds, Series 2023A
5 .000 10/01/41 2,643,637
2,880,000 Commissioner of Iron Range Resource and Rehabilitation,
Minnesota, Educational Facilities Revenue Bonds, Series 2023A
5 .000 10/01/43 2,987,513
475,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2017A
4 .200 12/15/43 394,567
1,000,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
4 .875 12/15/42 941,047
500,000 Elbow Lake Economic Development Authority, Minnesota, Lease
Revenue Bonds, Grant County Public Project, Series 2023A
5 .000 12/15/44 472,659
1,000,000 Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark
Project, Refunding First Lien Series 2017A
5 .000 12/15/30 1,029,729
675,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .125 02/01/41 665,847
725,000 Marshall, Minnesota, Education Services Facility, Lease Revenue
Bonds, Southwest West Central Service Cooperatives, Series
2024A
5 .375 02/01/45 705,306
310,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 310,048
1,090,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2015C
3 .250 08/01/30 1,090,322
200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/30 203,368
475,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/34 476,692
325,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A
4 .000 08/01/35 326,131
1,125,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D
4 .000 08/01/38 1,105,583
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/38 428,458
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/39 420,404
500,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B
3 .000 08/01/40 409,346
2,810,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/35 2,877,097
2,925,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/36 2,953,864
3,045,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/37 3,034,010
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/38 3,101,083
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/43 913,699
1,780,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A
5 .000 08/01/40 1,858,077
2,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/42 2,057,568
1,280,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000 08/01/42 1,328,202

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,200,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2023A
5 .000% 08/01/44 $ 1,231,836
5,800,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/43 5,987,708
1,480,000 New London Economic Development Authority, Minnesota,
Public Project Lease Revenue Bonds, SWWC Service Cooperative
Lease With Option to Purchase Project, Series 2023
5 .000 02/01/38 1,477,356
2,790,000 New London Economic Development Authority, Minnesota,
Public Project Lease Revenue Bonds, SWWC Service Cooperative
Lease With Option to Purchase Project, Series 2023
5 .125 02/01/43 2,709,691
1,470,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015A
3 .625 02/01/34 1,470,028
580,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015A
3 .750 02/01/36 576,181
4,600,000 Northeast Metropolitan Intermediate School District 916, White
Bear Lake, Minnesota, Certificates of Participation, Series 2015B
4 .000 02/01/42 4,186,241
1,000,000 Plymouth Intermediate District 287, Minnesota, Certificates of
Participation, Refunding Series 2017A
4 .000 02/01/36 1,002,175
175,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/29 179,018
200,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/32 203,116
100,000 Plymouth Intermediate District 287, Minnesota, Facilities
Maintence Bonds, Series 2017B
4 .000 05/01/33 101,270
4,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 4,499,799
6,077,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 5,574,178
1,155,000 Roseville Independent School District 623, Ramsey County,
Minnesota, Certificates of Participation, Series 2021A
5 .000 04/01/29 1,218,471
355,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/32 355,634
520,000 Saint Cloud Independent School District 742, Stearns County,
Minnesota, Certificates of Participation, Saint Cloud Area Public
Schools, Series 2017A
5 .000 02/01/34 520,925
385,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
4 .875 04/01/30 385,127
1,405,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B
5 .250 04/01/43 1,301,825
2,670,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .375 02/01/35 2,633,497
5,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/36 5,039
1,000,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2019B
4 .000 02/01/37 1,006,160
500,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2024A
5 .000 02/01/43 523,140
1,810,000 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Neighborhood
and Economic Development Projects, Refunding Series 2024C
5 .000 11/01/41 1,900,278
375,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/26 375,388
320,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/28 322,154
330,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/30 331,627
435,000 Zumbro Education District 6012, Minnesota, Certificates of
Participation Series 2021A
4 .000 02/01/41 363,991
TOTAL TAX OBLIGATION/LIMITED 75,261,348

Portfolio of Investments August 31, 2025
(continued)
Minnesota

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 7.5%
$ 1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000% 01/01/33 $ 1,067,915
1,560,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 1,555,626
1,540,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/31 1,631,084
1,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/32 1,575,582
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/35 1,034,786
1,235,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/39 1,250,901
5,600,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/44 5,519,382
7,370,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019B, (AMT)
5 .000 01/01/49 7,171,584
8,145,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 8,144,879
475,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/34 481,880
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 1,997,596
2,510,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/40 2,548,148
11,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/47 11,098,651
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A,
(AMT)
5 .250 01/01/49 4,037,305
TOTAL TRANSPORTATION 49,115,319
U.S. GUARANTEED - 0.5% (c)
1,600,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/40 1,608,069
1,530,000 Worthington Independent School District 518, Nobles County,
Minnesota, Certificates of Participation, Series 2017A, (Pre-
refunded 2/01/26)
4 .000 02/01/42 1,538,569
TOTAL U.S. GUARANTEED 3,146,638
UTILITIES - 8.6%
1,240,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,212,279
135,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 128,818
250,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/43 261,332
2,275,000 Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/27)
4 .000 12/01/52 2,313,191
5,000,000 (d) Minnesota Municipal Gas Agency, Commodity Supply Revenue
Bonds, Series 2022B, (Mandatory Put 12/01/27) (SOFR*0.67%+
1.000%)
3 .908 12/01/52 5,002,169
1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000 10/01/31 1,001,017

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Refunding Series 2014A
4 .000% 10/01/32 $ 1,000,907
4,650,000 Minnesota Municipal Power Agency, Electric Revenue Bonds,
Series 2016
5 .000 10/01/47 4,707,025
5,555,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/47 5,642,970
390,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/28 398,851
1,610,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017A
4 .000 10/01/33 1,619,625
355,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/28 362,841
270,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
District Energy Revenue Bonds, Refunding Series 2017B
4 .000 10/01/29 275,420
2,500,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-3
4 .000 10/01/42 2,180,843
1,180,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2017-4, (AMT)
4 .000 10/01/40 1,016,885
300,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-1. 501 C3
3 .000 10/01/34 278,117
1,100,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2021-2, (AMT)
4 .000 10/01/40 947,944
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3, (AMT)
5 .250 10/01/42 1,239,135
1,325,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/45 1,329,797
1,250,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2024-1
5 .000 10/01/46 1,253,286
4,905,000 Saint Paul, Minnesota, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 4,428,784
1,175,000 Sauk Centre Public Utilities Commission, Minnesota, Electric
Revenue Bonds, Series 2024A - AGM Insured
4 .375 12/01/49 1,075,338
6,230,000 Southern Minnesota Municipal Power Agency, Power Supply
System Revenue Bonds, Series 1994A - NPFG Insured
0 .000 01/01/26 6,164,264
230,000 Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A - AGM Insured
4 .000 02/01/35 230,321
260,000 Thief River Falls, Minnesota, Electric Revenue Bonds, Series
2018A - AGM Insured
4 .000 02/01/38 252,920
11,265,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 11,301,483
TOTAL UTILITIES 55,625,562
TOTAL MUNICIPAL BONDS
(Cost $645,163,727) 615,536,046
TOTAL LONG-TERM INVESTMENTS
(Cost $645,163,727) 615,536,046
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.1%
X 26,725,000 MUNICIPAL BONDS - 4.1%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.5%
$ 3,430,000 (d),(e) Minneapolis, Minnesota, Revenue Bonds, University Gateway
Project, Refunding Series 2009
2 .730 12/01/40 $ 3,430,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 3,430,000

Portfolio of Investments August 31, 2025
(continued)
Minnesota

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 3.6%
$ 9,395,000 (d),(e) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
3 .950% 11/15/48 $ 9,395,000
4,900,000 (d),(e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic Series 2008B
2 .650 11/15/38 4,900,000
9,000,000 (d),(e) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025D
3 .100 11/15/64 9,000,000
TOTAL HEALTH CARE 23,295,000
TOTAL MUNICIPAL BONDS
(Cost $26,725,000) 26,725,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,725,000) 26,725,000
TOTAL INVESTMENTS - 98.8%
(Cost $671,888,727) 642,261,046
OTHER ASSETS & LIABILITIES, NET - 1.2% 7,611,675
NET ASSETS - 100% $ 649,872,721
AMT Alternative Minimum Tax
SOFR Secured Overnight Financing Rate
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $11,874,673 or 1.8% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Minnesota
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 615,536,046 $ – $ 615,536,046
Short-Term Investments:
Municipal Bonds – 26,725,000 – 26,725,000
Total $ – $ 642,261,046 $ – $ 642,261,046

Portfolio of Investments August 31, 2025
Nebraska
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
X 67,403,535 MUNICIPAL BONDS - 97.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 10.9%
$ 1,250,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2017
5 .000% 07/01/47 $ 1,218,408
500,000 Douglas County, Nebraska, Educational Facilities Revenue
Bonds, Creighton University Projects, Refunding Series 2025
5 .250 07/01/49 511,685
1,195,000 Nebraska State Colleges Facilities Corporation, Nebraska,
Revenue Bonds, Facilities Program Series 2022B - AGM Insured
5 .000 07/15/37 1,256,437
1,000,000 Nebraska State Colleges, Student Fees and Facilities Revenue
Bonds, Board of Trustees, Wayne State College Series 2023 -
AGM Insured
5 .000 07/01/48 1,008,266
445,000 Saline County, Nebraska, Educational Facilities Revenue Bonds,
Doane College Project, Refunding Series 2020A
3 .000 02/15/35 411,425
500,000 Southeast Community College Area, Nebraska, Facilities
Revenue Bonds, Series 2020 - AGM Insured
3 .000 03/15/45 371,560
750,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Bonds, Refunding Series 2017B
4 .000 05/15/37 739,104
2,000,000 University of Nebraska Facilities Corporation, Nebraska, Facilities
Program Bonds, Green Series 2021B
5 .000 07/15/51 2,017,732
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,534,617
HEALTH CARE - 10.9%
575,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/40 531,877
300,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Refunding
Series 2020A
4 .000 11/15/41 272,509
180,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/37 182,142
500,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/47 494,053
440,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5 .000 11/01/32 485,296
585,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Series 2025
5 .500 11/01/49 606,439
775,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project, Series
2014
5 .000 05/15/44 733,709
260,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
4 .125 11/01/36 253,690
915,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 918,573
1,085,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 1,066,565
250,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 256,227
500,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 500,080
435,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/35 435,055
875,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/37 812,732
TOTAL HEALTH CARE 7,548,947

Portfolio of Investments August 31, 2025
(continued)
Nebraska

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY - 1.0%
$ 660,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Refunding Series 2016A
3 .500% 09/01/36 $ 610,662
100,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 77,885
45,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 32,977
TOTAL HOUSING/SINGLE FAMILY 721,524
LONG-TERM CARE - 1.5%
1,200,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4 .000 01/01/49 1,003,733
TOTAL LONG-TERM CARE 1,003,733
TAX OBLIGATION/GENERAL - 42.8%
500,000 Adams County, Nebraska, General Obligation Bonds, Series
2023A
5 .000 12/15/42 504,075
750,000 Bellevue, Nebraska, Tax Supported Municipal Improvement
Bonds, Series 2024
4 .000 09/15/49 646,386
500,000 Buffalo County School District 007 Kearney Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2016
3 .000 12/15/36 453,383
270,000 Cass County School District 56 Conestoga Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2025A
5 .000 12/15/39 286,815
750,000 City of Omaha, Nebraska, Special Tax Revenue Redevelopment
and Refunding Bonds, Series 2024A
5 .000 04/15/44 777,906
1,000,000 Custer County School District 025 Broken Bow Public Schools,
Nebraska, General Obligation Bonds, School Building Series
2024 - BAM Insured
5 .000 12/15/41 1,012,787
750,000 Dodge County School District 1 Fremont, Nebraska, General
Obligation Bonds, Series 2023 - AGM Insured
5 .000 12/15/48 764,083
450,000 Douglas County Sanitary and Improvement District 607 Deer
Crest, Nebraska, General Obligation Bonds, Series 2024
5 .000 09/15/44 399,910
840,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, School Building
Series 2019
4 .000 06/15/33 840,063
1,000,000 Douglas County School District 059, Nebraska, General
Obligation Bonds, Bennington Public Schools, Series 2016
3 .375 12/15/41 816,400
1,500,000 Douglas County School District 1, Nebraska, General Obligation
Bonds, Omaha Public Schools Series 2020
3 .000 12/15/43 1,152,420
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2018
4 .000 12/15/38 951,517
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2024 - AGM Insured
4 .000 12/15/45 886,357
1,000,000 Douglas County School District 10 Elkhorn, Nebraska, General
Obligation Bonds, Series 2025
5 .000 06/15/45 1,019,356
405,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/43 416,428
1,000,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,016,254
635,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/01/41 656,409
425,000 Douglas County School District 66, Westside, Nebraska, General
Obligation Bonds, Series 2025B
5 .000 12/01/44 435,390
350,000 (a) Gretna, Nebraska, Tax Supported Municipal Improvement Bonds,
Refunding Series 2025B
4 .375 12/15/41 343,464
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 5 .000 12/15/40 255,588
250,000 Hall County, Nebraska, Limited Tax Bonds, Building Series 2024 4 .000 12/15/44 223,016
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
5 .000 12/15/39 385,887
375,000 Kearney County School District 501, Nebraska, General
Obligation Bonds, Axtell Community Schools School Building
Series 2024
4 .000 12/15/44 336,380

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 965,000 Kearney, Nebraska, General Obligation Bonds, Recreational
Facilities Series 2022
4 .000% 05/15/42 $ 860,770
1,000,000 La Vista, Nebraska, General Obligation Bonds, Highway
Allocation Pledge Series 2023
5 .000 09/15/43 1,042,564
1,000,000 La Vista, Sarpy County, Nebraska, Tax Supported Bonds, Taxable
Refunding Series 2022 - AGM Insured
5 .000 09/15/42 1,031,935
1,000,000 Lancaster County School District 1, Lincoln, Nebraska, General
Obligation Bonds, Series 2020
3 .000 01/15/43 781,239
500,000 Nance County School District 30, Nebraska, General Obligation
Bonds, Twin River Public School School Building Series 2024 -
BAM Insured
4 .125 12/15/49 435,946
300,000 North Platte Airport Authority, Nebraska, General Obligation
Bonds, Series 2024
4 .750 12/15/44 261,572
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2018A
4 .000 01/15/37 501,951
500,000 Omaha, Nebraska, General Obligation Bonds, Refunding &
Various Purpose Series 2019
4 .000 04/15/37 501,395
1,000,000 Omaha, Nebraska, General Obligation Bonds, Various Purpose
Series 2022
5 .000 04/15/41 1,046,133
500,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2018A
5 .000 01/15/33 514,563
1,000,000 Omaha, Nebraska, Special Tax Redevelopment Bonds, Series
2024C
4 .000 04/15/49 869,197
1,000,000 Otoe County School District 0501 Palmyra District OR-1,
Nebraska, General Obligation Bonds, School Building Series
2022
5 .000 12/15/42 1,024,136
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2023
4 .250 12/01/43 951,788
1,000,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Series 2025
5 .000 12/01/45 1,024,147
1,000,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2019
5 .000 06/15/40 1,020,536
1,000,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
5 .000 12/15/47 1,004,672
1,000,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2023
4 .250 12/15/48 901,350
530,000 Wayne County School District 17, Nebraska, General Obligation
Bonds, Wayne Community Schools, School Building Series 2024
5 .000 12/15/43 536,249
750,000 York County School District 12, Nebraska, General Obligation
Bonds, School Building Series 2024
5 .000 12/15/45 761,961
TOTAL TAX OBLIGATION/GENERAL 29,652,378
TAX OBLIGATION/LIMITED - 7.8%
500,000 Blair, Nebraska, Highway Allocation Fund Pledge Bonds, Series
2023
4 .000 06/15/43 453,616
500,000 Columbus, Nebraska, Sales Tax Revenue Bonds, Police & Fire
Project, Series 2018
4 .000 09/15/27 500,514
1,250,000 Douglas County Sanitary and Improvement District 608 North
Streams, Nebraska, General Obligation Bonds, Series 2022
6 .000 12/15/47 1,071,543
1,060,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 1,088,203
500,000 Omaha Public Facilities Corporation, Nebraska, Lease Revenue
Bonds, Omaha Baseball Stadium Project, Refunding Series
2016A
4 .000 06/01/36 500,409
1,950,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,788,653
TOTAL TAX OBLIGATION/LIMITED 5,402,938
TRANSPORTATION - 3.7%
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 967,348
550,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (AMT)
5 .000 12/15/36 554,001
1,000,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2024, (AMT)
5 .250 12/15/49 1,010,904
TOTAL TRANSPORTATION 2,532,253

Portfolio of Investments August 31, 2025
(continued)
Nebraska

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED - 1.0% (b)
$ 240,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, (Pre-refunded 11/01/25)
4 .125% 11/01/36 $ 240,598
450,000 Omaha Airport Authority, Nebraska, Airport Facilities Revenue
Bonds, Series 2017A, (Pre-refunded 12/15/26), (AMT)
5 .000 12/15/36 462,189
TOTAL U.S. GUARANTEED 702,787
UTILITIES - 17.8%
465,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/37 487,670
1,000,000 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 1,058,901
1,930,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,937,284
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/43 505,463
500,000 Metropolitan Utilities District of Omaha, Nebraska, Water
Revenue Bonds, Refunding & System Improvement Series 2015
3 .250 12/01/32 495,205
1,000,000 Nebraska Public Power District, General Revenue Bonds, Series
2016A
5 .000 01/01/41 1,003,320
1,200,000 Nebraska Public Power District, General Revenue Bonds, Series
2023A
5 .000 07/01/28 1,272,923
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2018A
5 .000 02/01/39 1,020,743
750,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2022B
5 .000 02/01/47 759,910
1,000,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2024A
5 .500 02/01/49 1,056,675
500,000 Omaha Public Power District, Nebraska, Electric System Revenue
Bonds, Series 2025A
5 .000 02/01/43 520,242
320,000 Omaha Public Power District, Nebraska, Separate Electric System
Revenue Bonds, Nebraska City 2, Series 2015A
3 .500 02/01/42 267,169
1,500,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2016A
5 .000 01/01/40 1,518,692
100,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
4 .625 09/01/41 93,239
340,000 Wheat Belt Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2025
5 .000 09/01/45 306,922
TOTAL UTILITIES 12,304,358
TOTAL MUNICIPAL BONDS
(Cost $70,582,155) 67,403,535
TOTAL LONG-TERM INVESTMENTS
(Cost $70,582,155) 67,403,535
OTHER ASSETS & LIABILITIES, NET - 2.6% 1,832,671
NET ASSETS - 100% $ 69,236,206
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Nebraska
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 67,403,535 $ – $ 67,403,535
Total $ – $ 67,403,535 $ – $ 67,403,535

Portfolio of Investments August 31, 2025
Oregon Intermediate
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.5%
X 190,760,062 MUNICIPAL BONDS - 97.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 5.5%
$ 1,095,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000% 05/01/30 $ 1,095,818
1,525,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2022A
5 .000 05/01/32 1,587,630
490,000 (a) Oregon Facilities Authority, Oregon, Charter School Revenue
Bonds, Academy for Character Education, Series 2022A
6 .750 06/15/42 484,016
455,000 (a) Oregon Facilities Authority, Oregon, Charter School Revenue
Bonds, Redmond Proficiency Academy Project, Series 2025A
5 .500 06/15/45 439,134
420,000 Oregon Facilities Authority, Oregon, Revenue Bonds, Southern
Oregon Goodwill project, Series A
5 .000 12/01/40 403,586
95,000 (a) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5 .000 06/15/29 96,767
920,000 (a) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
5 .000 06/15/34 917,470
2,025,000 Oregon Facilities Authority, Revenue Bonds, University of
Portland Projects, Refunding Series 2025A
5 .000 04/01/40 2,084,985
1,000,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4 .000 12/01/36 1,001,278
1,875,000 Yamhill County, Oregon, Revenue Bonds, George Fox University
Project, Refunding Series 2021
4 .000 12/01/41 1,734,472
1,000,000 Yamhill County, Oregon, Revenue Bonds, Linfield University
Project, Refunding Series 2020A
5 .000 10/01/35 1,014,490
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,859,646
HEALTH CARE - 12.0%
455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/39 475,558
1,000,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/40 1,034,425
375,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
4 .000 01/01/33 375,175
1,000,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2016A
5 .000 01/01/33 1,004,921
715,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series 2020A
4 .000 01/01/34 720,826
690,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
5 .000 11/15/25 690,626
3,985,000 Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2014A
4 .125 11/15/32 3,985,656
600,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services Project, Refunding Series 2020A
5 .000 10/01/30 641,090
485,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/29 488,353
1,325,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/30 1,330,950
4,105,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-1, (Mandatory Put 2/01/30)
5 .000 07/01/46 4,429,182
1,000,000 Oregon Health and Science University, Revenue Bonds, Series
2019A
5 .000 07/01/29 1,088,329
560,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/30 568,169
1,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/31 1,012,853
1,200,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/46 1,191,450
2,235,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5 .000 05/15/32 2,371,571
1,230,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5 .000 07/01/33 1,293,131
695,000 Union County Oregon, Hospital Facility Authority Revenue
Bonds, Grande Ronde Hospital Incorporated, Series 2022
5 .000 07/01/34 724,090
TOTAL HEALTH CARE 23,426,355

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 0.7%
$ 340,000 Home Forward, Oregon, Multifamily Housing Revenue Bonds,
Lovejoy Station Apartments, Refunding Series 2016
4 .000% 07/15/29 $ 343,801
1,000,000 Oregon Housing and Community Services Department, Oregon,
Multifamily Housing Revenue Bonds, Hollywood Hub Apartments
Project, Series 2024R, (Mandatory Put 1/01/29)
4 .000 01/10/48 1,023,751
TOTAL HOUSING/MULTIFAMILY 1,367,552
HOUSING/SINGLE FAMILY - 0.8%
935,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1 .900 01/01/33 790,516
825,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
1 .950 07/01/33 689,702
TOTAL HOUSING/SINGLE FAMILY 1,480,218
INFORMATION TECHNOLOGY - 1.0%
2,000,000 Oregon State  Business Development Commission, Recovery
Zone Facility Revenue Bonds, Intel Corporation Project, 232
Series 2010, (Mandatory Put 6/15/28)
3 .800 12/01/40 2,030,068
TOTAL INFORMATION TECHNOLOGY 2,030,068
LONG-TERM CARE - 5.6%
385,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/27 392,663
300,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/28 306,080
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/29 321,033
330,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .000 11/15/30 335,516
460,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/25 459,772
200,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/26 199,946
400,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/26 399,983
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 05/15/27 350,038
350,000 Clackamas County Hospital Facility Authority, Oregon, Senior
Living Revenue Bonds, Willamette View Project, Series 2017A
4 .000 11/15/27 350,323
1,130,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012
5 .000 12/01/29 1,130,454
325,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016
5 .000 12/01/30 328,093
1,005,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 914,965
1,040,000 Polk County Hospital Facility Authority, Oregon, Revenue Bonds,
Dallas Retirement Village Project, Series 2015A
5 .125 07/01/35 1,040,114
1,540,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Capital Manor, Inc., Refunding Bonds, Series 2022
4 .000 05/15/40 1,361,354
1,150,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2016A
5 .000 11/15/31 1,153,863
1,940,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A
5 .000 11/15/36 1,883,701
TOTAL LONG-TERM CARE 10,927,898
TAX OBLIGATION/GENERAL - 40.6%
750,000 Aurora, Marion County, Oregon, General Obligation Bonds,
Taxable Series 2024 - BAM Insured
5 .250 06/01/45 776,558
2,400,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Current Interest
Series 2017C
5 .000 06/15/35 2,469,472
2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Deferred Interest
Series 2017B
0 .000 06/15/33 1,463,269
2,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/41 959,072

Portfolio of Investments August 31, 2025
(continued)
Oregon Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 820,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025B
5 .000% 06/15/36 $ 923,845
1,380,000 Bend, Oregon, General Obligation Bonds, Series 2024 5 .000 06/01/36 1,548,416
350,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/26 357,247
2,835,000 Benton and Linn Counties District School District 509J Corvallis,
Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 2,970,102
350,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5 .000 06/01/37 380,538
250,000 Benton County, Oregon, Full Faith and Credit Obligations, Series
2023
5 .000 06/01/38 268,666
1,000,000 Boardman, Morrow County, Oregon, General Obligation Bonds,
Series 2021 - BAM Insured
4 .000 06/15/35 1,014,473
680,000 (b) Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/38 739,065
1,000,000 (b) Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/42 1,050,474
1,665,000 Clackamas and Multnomah Counties School District 7J Lake
Oswego, Oregon, General Obligation Bonds, Series 2017
4 .000 06/01/32 1,687,200
1,000,000 Clackamas and Multnomah Counties School District 7J, Lake
Oswego, Oregon, General Obligation Bonds, Series 2025
5 .000 06/01/42 1,048,703
875,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Refunding Series 2025
5 .000 06/15/42 922,743
3,575,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A
0 .000 06/15/41 1,529,959
585,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5 .000 06/15/31 620,697
550,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Series 2018
5 .000 06/15/32 581,418
1,225,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Series 2025B
5 .000 06/15/44 1,269,885
1,135,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/34 811,591
2,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/35 1,350,990
1,210,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/37 718,484
1,000,000 David Douglas School District 40, Multnomah County, Oregon,
General Obligation Bonds, Series 2023A
0 .000 06/15/38 553,737
1,000,000 Deschutes and Jefferson Counties School District 2J Redmond,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/42 1,050,486
1,335,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/36 1,462,698
2,000,000 Deschutes County Administrative School District 1, Bend-La Pine,
Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/41 2,124,889
1,845,000 Jackson County School District 5 Ashland, Oregon, General
Obligation Bonds, Series 2019
5 .000 06/15/34 1,955,953
230,000 Keizer, Oregon, General Obligation Assessment Bonds, Keizer
Station Area A Local Improvement District, Series 2008
5 .200 06/01/31 230,916
1,000,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4 .000 06/15/33 1,034,633
1,750,000 Lane Community College, Lane, Linn, Benton and Douglas
Counties, Oregon, General Obligation Bonds, Series 2020A
4 .000 06/15/34 1,795,794
3,900,000 Lane County School District 4J Eugene, Oregon, General
Obligation Bonds, School Bond Guaranty Series 2019
4 .000 06/15/35 3,948,167
500,000 (c) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0 .000 06/15/37 515,589
500,000 (c) Lincoln County School District, Oregon, General Obligation
Bonds,  Conv Deferred Interest, Series 2025
0 .000 06/15/39 504,085
2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5 .000 06/15/34 2,159,775
2,145,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2020B
5 .000 06/15/35 2,301,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,000,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5 .000% 06/15/33 $ 2,092,916
1,050,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5 .000 06/15/38 1,078,487
1,000,000 Marion County School District 15 North Marion, Oregon, General
Obligation Bonds, Series 2018B
5 .000 06/15/31 1,053,859
2,500,000 Metro, Oregon, General Obligation Bonds, Series 2020A 4 .000 06/01/34 2,580,975
1,590,000 Metro, Oregon, General Obligation Bonds, Series 2025 5 .000 06/01/41 1,696,829
1,060,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/42 1,104,931
450,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/39 486,734
350,000 Oregon Coast Community College District, Lincoln County,
Oregon, General Obligation Bonds, Convertible Deferred
Interest Series 2024
5 .000 06/15/41 372,321
770,000 Oregon State, General Obligation Bonds, Series 2024A 5 .000 05/01/37 851,907
145,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
3 .750 06/15/28 145,792
180,000 Port of Alsea, Lincoln County, Oregon, General Obligation
Bonds, Series 2018
4 .000 06/15/33 180,166
900,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Refunding Series 2016
5 .000 06/15/29 914,975
1,455,000 Portland Community College District, Multnomah County,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/38 1,565,381
500,000 Redmond Area Park and Recreation District, Deschutes County,
Oregon, General Obligation Bonds, Series 2023
5 .000 06/15/34 557,049
1,850,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5 .000 06/01/37 1,945,516
500,000 Redmond, Oregon, Full Faith and Credit Obligations, Airport
Expansion Project, Series 2025A, (AMT)
5 .000 06/01/39 516,076
630,000 Redmond, Oregon, Full Faith and Credit Obligations, Series
2019B-1
5 .000 06/01/36 655,611
2,285,000 Saint Helens, Oregon, Full Faith and Credit Obligations, Series
2021
4 .000 08/01/41 2,143,285
1,000,000 Tillamook County School District 009, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/39 1,070,958
245,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/27 256,456
340,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/29 354,280
315,000 Umatilla County School District 6R Umatilla, Oregon, General
Obligation Bonds, Series 2017
5 .000 06/15/31 325,998
500,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/37 555,977
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/38 822,832
750,000 Washington and Clackamas Counties School District 23J Tigard-
Tualatin, Oregon, General Obligation Bonds, Series 2025
5 .000 06/15/39 814,556
6,000,000 Washington County School District 13, Oregon, General
Obligation Bonds, Series 2024A
0 .000 06/15/44 2,282,507
1,320,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2016B
4 .000 03/01/31 1,328,181
2,000,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000 06/01/42 2,108,775
1,010,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/31 1,051,017
1,450,000 Washington Multnomah & Yamhill Counties School District 1J
Hillsboro, Oregon, General Obligation Bonds, Series 2017
5 .000 06/15/34 1,495,540
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4 .000 06/15/31 1,008,502
1,000,000 Yamhill County School District 40, McMinnville, Oregon, General
Obligation Bonds, Refunding Series 2016
4 .000 06/15/32 1,006,861
TOTAL TAX OBLIGATION/GENERAL 79,526,366

Portfolio of Investments August 31, 2025
(continued)
Oregon Intermediate

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 10.6%
$ 1,000,000 Beaverton, Oregon, Special Revenue Bonds, Series 2020A 4 .000% 06/01/37 $ 1,003,654
200,000 Cannon Beach, Clatsop County, Oregon, General Obligation
Bonds, Full Faith & Credit Obligation Series 2024
5 .000 06/01/37 218,895
2,260,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/28 2,271,165
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/29 502,470
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 267,825
1,635,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 1,678,502
460,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 472,760
1,000,000 Oregon Department of Administrative Services, State Lottery
Revenue Bonds, Projects and Refunding Series 2025A
5 .000 04/01/38 1,100,261
2,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2019A
5 .000 11/15/35 2,120,961
5,470,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2020A
4 .000 11/15/39 5,312,901
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 927,442
1,600,000 Seaside, Clatsop County, Oregon, Transient Lodgings Tax
Revenue Bonds, Series 2018
5 .000 12/15/30 1,694,882
1,000,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
5 .000 10/01/31 1,053,722
2,060,000 Tri-County Metropolitan Transportation District, Oregon, Capital
Grant Receipt Revenue Bonds, Series 2018A
4 .000 10/01/33 2,071,573
TOTAL TAX OBLIGATION/LIMITED 20,697,013
TRANSPORTATION - 6.6%
350,000 Jackson County, Oregon, Airport Revenue Bonds, Refunding
Series 2016 - AGM Insured
4 .000 12/01/34 350,631
1,000,000 (a) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 999,956
3,745,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/29 4,040,268
2,400,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2024-30A, (AMT)
5 .000 07/01/37 2,548,316
1,690,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/35 1,707,504
3,040,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/34 3,269,681
TOTAL TRANSPORTATION 12,916,356
U.S. GUARANTEED - 0.1% (d)
425,000 Clackamas County School District 12, North Clackamas, Oregon,
General Obligation Bonds, Deferred Interest Series 2017A, (Pre-
refunded 6/15/27)
0 .000 06/15/41 215,936
TOTAL U.S. GUARANTEED 215,936
UTILITIES - 14.0%
2,140,000 Beaverton, Oregon, Water Revenue Bonds, Series 2020 5 .000 04/01/40 2,209,909
2,090,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4 .000 04/01/35 2,162,071
2,150,000 Beaverton, Oregon, Water Revenue Bonds, Series 2022 4 .000 04/01/36 2,197,271
350,000 Central Lincoln Peoples Utility District, Oregon, Electric Revenue
Bonds, Series 2016
5 .000 12/01/34 351,494
1,000,000 Emerald Peoples Utility District, Oregon, Electric System Revenue
Bonds, Series 2025
5 .000 06/01/42 1,041,708
1,135,000 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2024 5 .000 08/01/42 1,190,710
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/36 275,705
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/37 273,222
250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/38 270,261
1,065,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/28 1,080,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,120,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000% 07/01/29 $ 1,136,126
1,180,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/30 1,195,833
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/36 539,830
1,250,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/38 1,313,328
1,595,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2023A
5 .000 12/01/36 1,748,024
500,000 Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A
5 .000 10/01/42 526,431
2,500,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2016A
4 .000 04/01/33 2,511,140
3,000,000 Portland, Oregon, Water System Revenue Bonds, Refunding First
Lien Series 2022A
4 .000 04/01/35 3,066,559
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,044,755
1,000,000 (b) Tigard, Washington County, Oregon, Water System Revenue
Bonds, Refunding Series 2025 - BAM Insured
5 .000 08/01/43 1,032,430
1,525,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/33 1,621,773
500,000 (a) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/36 523,274
TOTAL UTILITIES 27,312,654
TOTAL MUNICIPAL BONDS
(Cost $192,893,213) 190,760,062
TOTAL LONG-TERM INVESTMENTS
(Cost $192,893,213) 190,760,062
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
X 3,195,000 MUNICIPAL BONDS - 1.6%   X –
HEALTH CARE - 0.4%
$ 800,000 (e),(f) Oregon Facilities Authority, Revenue Bonds, Peacehealth System,
Refunding Series 2018A
3 .750 08/01/34 $ 800,000
TOTAL HEALTH CARE 800,000
TAX OBLIGATION/GENERAL - 1.2%
2,395,000 (e),(f) Oregon State, General Obligation Bonds, Veteran's Welfare
Series 110 Series 2022E
3 .950 06/01/45 2,395,000
TOTAL TAX OBLIGATION/GENERAL 2,395,000
TOTAL MUNICIPAL BONDS
(Cost $3,195,000) 3,195,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,195,000) 3,195,000
TOTAL INVESTMENTS - 99.1%
(Cost $196,088,213) 193,955,062
OTHER ASSETS & LIABILITIES, NET - 0.9% 1,814,582
NET ASSETS - 100% $ 195,769,644
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $6,127,145 or 3.2% of Total Investments.
(b) When-issued or delayed delivery security.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments August 31, 2025
(continued)
Oregon Intermediate

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Oregon Intermediate
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 190,760,062 $ – $ 190,760,062
Short-Term Investments:
Municipal Bonds – 3,195,000 – 3,195,000
Total $ – $ 193,955,062 $ – $ 193,955,062